DESCRIPTION OF BUSINESS AND ORGANIZATION - Merger and recapitalization (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 22, 2024 USD ($) $ / shares shares	Feb. 21, 2024 shares	Feb. 15, 2024 shares	Nov. 11, 2021 shares	Jan. 31, 2024 shares	Dec. 31, 2024 shares
Class of Stock [Line Items]
Initial conversion ratio						1
Meritz Securities Co., Ltd
Class of Stock [Line Items]
Number of shares issued			85,849,458
Lotus Technology International Investment Limited
Class of Stock [Line Items]
Number of shares issued				95,990,886
Etika
Class of Stock [Line Items]
Number of shares issued				143,986,329
Lotus Technology Inc
Class of Stock [Line Items]
Number of ordinary shares to PIPE investors	35,849,458
Lotus E V | Lotus Technology Inc
Class of Stock [Line Items]
Number of shares issued	474,621,603
Recapitalization factor	0.2215
Initial conversion ratio	1
Number of shares recapitalized into ordinary shares	68,228,526
Number of ordinary shares to PIPE investors	94,277,279
Consideration for shares issued to PIPE investors | $	$ 858,495
Lotus E V | Lotus Technology Inc | Meritz Securities Co., Ltd
Class of Stock [Line Items]
Number of shares issued	50,000,000
Value of shares issued | $	$ 500,000
Lotus E V | Lotus Technology Inc | Lotus Technology International Investment Limited
Class of Stock [Line Items]
Number of ordinary shares to PIPE investors	12,750,000
Lotus E V | Lotus Technology Inc | Etika
Class of Stock [Line Items]
Number of ordinary shares to PIPE investors	12,250,000
Lotus E V | Lotus Technology Inc | LCAA
Class of Stock [Line Items]
Number of shares issued	8,427,821
Number of unvested shares.		1,417,544
Percentage of shares held by Sponsor remain unvested		20
Exercise price of warrants | $ / shares	$ 11.5
Lotus E V | Lotus Technology Inc | Public shareholders
Class of Stock [Line Items]
Number of shares issued	1,265,103
Number of warrants issued	9,550,246
Lotus E V | Lotus Technology Inc | LCA Acquisition Sponsor LP
Class of Stock [Line Items]
Number of shares issued	7,087,718
Number of warrants issued	5,486,784
Warrants exercised						495,724
Lotus E V | Lotus Technology Inc | Directors and officers
Class of Stock [Line Items]
Number of shares issued	75,000
Lotus E V | Lotus Technology Inc | WFOE Exchangeable Notes
Class of Stock [Line Items]
Number of shares agreed to be issued following the settlement of debt	36,597,038
Lotus E V | Lotus Technology Inc | Momenta Note and Pre-IPO Note
Class of Stock [Line Items]
Conversion to ordinary shares (in shares)	3,011,368
Lotus E V | Lotus Technology Inc | Momenta Note
Class of Stock [Line Items]
Conversion to ordinary shares (in shares)	577,456				577,456
Lotus E V | Lotus Technology Inc | Pre-IPO Note
Class of Stock [Line Items]
Conversion to ordinary shares (in shares)	2,433,912				2,433,912